Contract Liabilities (Tables)	12 Months Ended
Sep. 30, 2023
Contract Liabilities [Abstract]
Schedule of Contract Liabilities
	As of September 30,
	2023	2022
	$	$
Beginning balance	35,243	—
Deposits received from customers	305,489	44,909
Amount recognized to revenue	(312,181)	(4,010)
Less: refunds to customers	(8,292)	—
Foreign currency translation adjustment	15,878	(5,656)
Ending balance	36,137	35,243